General Information	6 Months Ended
Jun. 30, 2017
General Information [Abstract]
General Information

1. General Information

The accompanying unaudited interim consolidated financial statements include the accounts of Diana Containerships Inc. (“DCI”) and its wholly-owned subsidiaries (collectively, the “Company”). Diana Containerships Inc. was incorporated on January 7, 2010 under the laws of the Republic of Marshall Islands for the purpose of engaging in any lawful act or activity under the Marshall Islands Business Corporations Act.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim consolidated financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the year ended December 31, 2016 included in the Company's Annual Report on Form 20-F filed with the Securities and Exchange Commission on February 16, 2017 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2017 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2017. A discussion of the Company's significant accounting policies can be found in the audited consolidated financial statements for the fiscal year ended December 31, 2016, as filed on Form 20-F on February 16, 2017.

The consolidated balance sheet as of December 31, 2016 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.

On July 5, 2017, on July 27, 2017 and on August 24, 2017 the Company effected a 1-for-7, 1-for-6 and 1-for-7, respectively, reverse stock splits on its issued and outstanding common stock (Notes 8 and 11). All share and per share amounts disclosed in the accompanying unaudited interim consolidated financial statements give effect to these reverse stock splits retroactively and thus affect all periods presented.

The Company is engaged in the seaborne transportation industry through the ownership of containerships and operates its fleet through Unitized Ocean Transport Limited, a wholly-owned subsidiary, while Wilhelmsen Ship Management LTD, an unaffiliated third party, provides management services to the laid-up vessels of the Company's fleet, for a fixed monthly fee for each vessel. The fees payable to Wilhelmsen Ship Management LTD, amounted to $485 and $0 for the six months ended June 30, 2017 and 2016, respectively, and are included in Vessel operating expenses in the accompanying unaudited interim consolidated statement of operations.

As at June 30, 2017, the Company was the sole owner of all outstanding shares of the following subsidiaries:

a/a	Company	Place of Incorporation	Vessel	Flag	TEU	Date built	Date acquired	Date sold
Vessel Owning Subsidiaries - Panamax Vessels
1	Likiep Shipping Company Inc.	Marshall Islands	Sagitta	Marshall Islands	3,426	Jun-10	Jun-10	-
2	Orangina Inc.	Marshall Islands	Centaurus	Marshall Islands	3,426	Jul-10	Jul-10	-
3	Rongerik Shipping Company Inc.	Marshall Islands	Domingo	Marshall Islands	3,739	Mar-01	Feb-12	-
4	Dud Shipping Company Inc.	Marshall Islands	Pamina	Marshall Islands	5,042	May-05	Nov-14	-
5	Mago Shipping Company Inc.	Marshall Islands	New Jersey	Marshall Islands	4,923	Nov-06	Apr-15	-
Vessel Owning Subsidiaries - Post-Panamax Vessels
6	Eluk Shipping Company Inc.	Marshall Islands	Puelo	Marshall Islands	6,541	Nov-06	Aug-13	-
7	Oruk Shipping Company Inc.	Marshall Islands	Pucon	Marshall Islands	6,541	Aug-06	Sep-13	-
8	Delap Shipping Company Inc.	Marshall Islands	March	Marshall Islands	5,576	May-04	Sep-14	-
9	Jabor Shipping Company Inc.	Marshall Islands	Great	Marshall Islands	5,576	Apr-04	Oct-14	-
10	Meck Shipping Company Inc.	Marshall Islands	Rotterdam	Marshall Islands	6,494	Jul-08	Sep-15	-
11	Langor Shipping Company Inc.	Marshall Islands	Hamburg	Marshall Islands	6,494	Mar-09	Nov-15	-
Vessel Owning Subsidiaries - Sold Vessels
12	Lemongina Inc.	Marshall Islands	Garnet	Marshall Islands	4,729	Aug-95	Nov-12	Sep-15
13	Nauru Shipping Company Inc.	Marshall Islands	Hanjin Malta	Marshall Islands	4,024	Jan-93	Mar-13	Feb-16
14	Kapa Shipping Company Inc.	Marshall Islands	Angeles	Marshall Islands	4,923	Dec-06	Apr-15	Nov-16
15	Utirik Shipping Company Inc. (Note 5)	Marshall Islands	Doukato	Marshall Islands	3,739	Feb-02	Feb-12	Jun-17
Other Subsidiaries
16	Unitized Ocean Transport Limited	Marshall Islands	Management company		-	-	-	-
17	Container Carriers (USA) LLC	Delaware - USA	Company's US representative		-	-	-	-

Unitized Ocean Transport Limited (the “Manager” or “UOT”), was established for the purpose of providing the Company and its vessels with management and administrative services, effective March 1, 2013. The fees payable to UOT pursuant to the respective management and administrative agreements are eliminated in consolidation as intercompany transactions.

Container Carriers (USA) LLC ("Container Carriers"), was established in July 2014 in the State of Delaware, USA, to act as the Company's authorized representative in the United States.

During the six months ended June 30, 2017 and 2016, charterers that accounted for more than 10% of the Company's hire revenues were as follows:

Charterer	2017	2016
A	-	34%
B	14%	14%
C	-	22%
D	11%	-
E	14%	-
F	40%	-